LIMITATION ON BANK DIVIDENDS	12 Months Ended
Dec. 31, 2014
LIMITATION ON BANK DIVIDENDS
LIMITATION ON BANK DIVIDENDS

NOTE 16 - LIMITATION ON BANK DIVIDENDS

The Company’s principal source of funds is dividends received from the Bank. Banking regulations limit the amount of dividends that may be paid by the Bank without prior approval of regulatory agencies.  Under these regulations, the amount of dividends that may be paid in any calendar year is limited to the current year’s net profits, as defined, combined with the retained net profits of the preceding two years.  During 2015 the Bank could, without prior approval, declare dividends on any 2015 net profits retained to the date of the dividend declaration plus $4,993,000.